LOANS RECEIVABLE, NET, Summary of Delinquency Status of Loans Receivable by Year of Origination (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Delinquency Status, by Year of Origination [Abstract]
Total	$ 2,806,781	$ 2,314,249
Current Period Gross Write-off [Abstract]
Total	546,710	336,173
Consumer and SME Loans [Member]
Delinquency Status, by Year of Origination [Abstract]
2023/2022	2,645,879	2,241,348
2022/2021	10,605	18,487
2021/2020	0	1,977
2020/2019	0	3,539
2019/2018	0	2,389
Prior	0	1,104
Total	2,656,484	2,268,844
Current Period Gross Write-off [Abstract]
2023	182,145
2022	358,503
2021	4,834
2020	0
2019	0
Prior	0
Total	545,482	331,401
Consumer and SME Loans [Member] | Current [Member]
Delinquency Status, by Year of Origination [Abstract]
2023/2022	2,448,363	2,050,721
2022/2021	4,934	641
2021/2020	0	807
2020/2019	0	2,790
2019/2018	0	1,702
Prior	0	786
Total	2,453,297	2,057,447
Consumer and SME Loans [Member] | 1 to 30 Days [Member]
Delinquency Status, by Year of Origination [Abstract]
2023/2022	64,015	70,761
2022/2021	1,054	206
2021/2020	0	143
2020/2019	0	97
2019/2018	0	66
Prior	0	14
Total	65,069	71,287
Consumer and SME Loans [Member] | 31 to 60 Days [Member]
Delinquency Status, by Year of Origination [Abstract]
2023/2022	49,419	49,493
2022/2021	925	341
2021/2020	0	96
2020/2019	0	490
2019/2018	0	560
Prior	0	190
Total	50,344	51,170
Consumer and SME Loans [Member] | 61 to 90 Days [Member]
Delinquency Status, by Year of Origination [Abstract]
2023/2022	42,239	44,065
2022/2021	2,054	581
2021/2020	0	18
2020/2019	0	16
2019/2018	0	22
Prior	0	0
Total	44,293	44,702
Consumer and SME Loans [Member] | More Than 90 Days [Member]
Delinquency Status, by Year of Origination [Abstract]
2023/2022	41,843	26,308
2022/2021	1,638	16,718
2021/2020	0	913
2020/2019	0	146
2019/2018	0	39
Prior	0	114
Total	43,481	44,238
Other Loans [Member]
Delinquency Status, by Year of Origination [Abstract]
2023/2022	111,285	928
2022/2021	1,000	6,282
2021/2020	452	31,038
2020/2019	31,143	4,744
2019/2018	3,771	1,448
Prior	2,646	965
Total	150,297	45,405
Current Period Gross Write-off [Abstract]
2023	0
2022	16
2021	12
2020	205
2019	775
Prior	220
Total	1,228	4,772
Other Loans [Member] | Current [Member]
Delinquency Status, by Year of Origination [Abstract]
2023/2022	104,770	918
2022/2021	927	6,159
2021/2020	399	30,778
2020/2019	30,769	4,134
2019/2018	3,132	1,282
Prior	2,214	923
Total	142,211	44,194
Other Loans [Member] | 1 to 30 Days [Member]
Delinquency Status, by Year of Origination [Abstract]
2023/2022	4,660	10
2022/2021	8	37
2021/2020	6	117
2020/2019	98	148
2019/2018	86	13
Prior	17	0
Total	4,875	325
Other Loans [Member] | 31 to 60 Days [Member]
Delinquency Status, by Year of Origination [Abstract]
2023/2022	1,776	0
2022/2021	4	0
2021/2020	30	38
2020/2019	38	249
2019/2018	260	32
Prior	275	0
Total	2,383	319
Other Loans [Member] | 61 to 90 Days [Member]
Delinquency Status, by Year of Origination [Abstract]
2023/2022	10	0
2022/2021	9	22
2021/2020	0	0
2020/2019	28	1
2019/2018	51	42
Prior	16	2
Total	114	67
Other Loans [Member] | More Than 90 Days [Member]
Delinquency Status, by Year of Origination [Abstract]
2023/2022	69	0
2022/2021	52	64
2021/2020	17	105
2020/2019	210	212
2019/2018	242	79
Prior	124	40
Total	$ 714	$ 500